UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
LSF10 Mortgage Holdings, LLC
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period January 1, 2018 to December 31, 2018
Date of Report (Date of earliest event reported):  February 14, 2019
Commission File Number of securitizer:                  025-03783
Central Index Key Number of securitizer:               0001730688
Adam Loskove, Phone: (917) 286-3347

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒
☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:  ______________________________________________

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):  __________________________________
Central Index Key Number of underwriter (if applicable):  ____________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.
LSF10 Mortgage Holdings, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period: (i) VOLT LXIII, LLC, Asset-Backed Notes, Series 2017-NPL10, (ii) VOLT LXV, LLC, Asset-Backed Notes, Series 2018-NPL1, (iii) VOLT LXXI, LLC, Asset-Backed Notes, Series 2018-NPL7 and (iv) VOLT LXXIII, LLC, Asset-Backed Notes, Series 2018-NPL9.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report for this period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date:  February 7, 2019

LSF10 MORTGAGE HOLDINGS, LLC (Securitizer)

By:	/s/ Michael Flynn
Name: Michael Flynn
Title: Vice President